Stock Options & Deferred Stock Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stock Options & Deferred Stock Compensation

Note 10 – Stock Options & Deferred Stock Compensation

The Company adopted the 2022 Stock Incentive Plan (the “Plan”) effective September 30, 2022. The Plan provides for awards of stock options and restricted stock to officers, directors, key employees, and consultants. Under the Plan option prices are set by the Compensation Committee and may not be less than the fair market value of the stock on the grant date. The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, Compensation—Stock Compensation, which addresses the accounting for employee stock options and requires that the cost of all employee stock options, as well as other equity-based compensation arrangements, be reflected in the financial statements over the vesting period based on the estimated fair value of the awards.

As of September 30, 2025 and December 31, 2024, the Company had 6,150,000 options outstanding with vesting periods ranging from 2 to 5 years and exercise prices of approximately $0.087 per share. During the year ended December 31, 2024 a total of 1,800,000 options—consisting of 810,000 vested options and 990,000 unvested options—were forfeited by the former Chief Executive Officer and a former member of the board. In addition, the Board of Directors approved a resolution to modify the terms of the options granted to the former Chief Executive Officer to cancel any vested options not exercised within 30 days of termination for cause. The Company accounts for forfeitures when they occur; accordingly, a reduction in stock-based compensation expense of $59,602 was recorded in the third quarter of 2024.

The Company conducted an examination of its accounting policies for stock-based compensation and determined certain awards were not properly expensed in prior periods due to the application of incorrect vesting periods and other computational errors. As a result, cumulative stock-based compensation expense was understated by $23,015 as of January 1, 2024. In accordance with ASC 250-10-45-23, the Company corrected this error by recording an adjustment to retained earnings on January 1, 2024.

Total stock-based compensation was $754,535 and $112,854 for the nine months ended September 30, 2025 and 2024, and was $664,426 and $(13,800) for the three months ended September 30, 2025 and 2024. The amount for the three months ended September 30, 2024 was negative due to adjustments recorded for the forfeiture of unvested stock options (discussed above). The remaining balance in Deferred Stock Compensation on the balance sheet was $2,032,625 as of September 30, 2025, and stock options of $16,934 remained to be earned in future periods. The Company will recognize the remaining total stock-based compensation of $2,049,559 in future periods as follows:

Year	Amount
Remainder of 2025	$144,982
2026	532,777
2027	532,238
2028	530,250
2029	309,312
Total	$2,049,559

Note 10 – Stock Options

The Company adopted the 2022 Stock Incentive Plan (the “Plan”) effective September 30, 2022. The Plan provides for awards of stock options and restricted stock to officers, directors, key employees, and consultants. Under the Plan option prices are set by the Compensation Committee and may not be less than the fair market value of the stock on the grant date. The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, Compensation—Stock Compensation, which addresses the accounting for employee stock options and requires that the cost of all employee stock options, as well as other equity-based compensation arrangements, be reflected in the financial statements over the vesting period based on the estimated fair value of the awards.

At December 31, 2024 the Company had 6,150,000 options outstanding and at December 31, 2023 the Company had 7,950,000 options outstanding with vesting periods ranging from 2 to 5 years and exercise prices of approximately $0.087 per share. During the three months ended September 30, 2024, a total of 1,800,000 options—consisting of 810,000 vested options and 990,000 unvested options—were forfeited by the former Chief Executive Officer and a former member of the board. In addition, the Board of Directors approved a resolution to modify the terms of the options granted to the former Chief Executive Officer to cancel any vested options not exercised within 30 days of termination for cause. The Company accounts for forfeitures when they occur; accordingly, a reduction in stock-based compensation expense of $59,602 was recorded in the three months ending September 30, 2024.

Subsequent to the end of the reporting period, the Company conducted an examination of its accounting policies for stock-based compensation and determined certain awards were not properly expensed in prior periods due to the application of incorrect vesting periods and other computational errors. As a result, the cumulative stock-based compensation expense was understated by $23,015. In accordance with ASC 250-10-45-23, the Company has corrected this error by recording an adjustment to retained earnings as of January 1, 2024.

Total stock-based compensation was $158,655 and $249,952 for the years ended December 31, 2024 and 2023. The Company will recognize the remaining $152,844 as follows:

Year	Amount
2025	$148,329
2026	2,527
2027	1,988
Total	$152,844